Impairment - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of impairment loss and reversal of impairment loss [abstract]
Residual impairment and voluntary termination charges	£ 0	£ (36)	£ (41)